Significant Accounting Policies (Policies)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Amendments to IFRS 3: Definition of a Business
Amendments to IFRS 3: Definition of a Business
On October 22, 2018, the IASB issued a narrow-scope amendment to IFRS 3 Business Combinations. The amendment clarifies the determination of whether an acquisition is of a business or a group of assets. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The amendments will apply prospectively to new transactions occurring after November 1, 2020.

Interest Rate Benchmark Reform
Interest Rate Benchmark Reform
On August 27, 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (the amendments). The amendments introduce a practical expedient to account for a change in the basis for determining the contractual cash flows of financial instruments that are impacted by interest rate benchmark reform (IBOR reform). Under the practical expedient, the Bank does not derecognize or adjust the carrying amount of financial instruments for modifications required by IBOR reform but instead updates the effective interest rate to reflect the change in the interest rate benchmark. The practical expedient is applied when the modification is required as a direct consequence of IBOR reform, and the new basis for determining the contractual cash flows is economically equivalent to the previous basis. If changes are made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by the interest rate benchmark reform, then the Bank first updates the effective interest of the financial asset or financial liability to reflect the change that is required by IBOR reform. After that, the Bank applies the policies on accounting for modifications set out in Note 3 of the Bank’s consolidated financial statements in the 2020 Annual Report to the remaining modifications.
In conjunction, the amendments also provide relief from specific hedge accounting requirements, such that when the basis for determining the contractual cash flows of existing hedge relationship changes as a result of IBOR reform, the Bank may amend the hedge documentation without discontinuing the hedging relationship. For cash flow hedges where the interest benchmark changes as a result of IBOR reform, the Bank deems that the corresponding hedge reserve in OCI is based on the alternative benchmark rate to determine whether the hedged future cash flows are expected to occur. For changes that are in addition to those required by IBOR reform, the Bank first determines whether the additional changes result in discontinuation of hedge relationships before applying the relief. In addition, when determining the hedged risk, the Bank may designate an alternative benchmark rate risk component that is not currently separately identifiable, as long as it is reasonable to expect that the alternative benchmark rate will become separately identifiable within a
24-month
period. For aspects of hedge accounting not covered by the amendments and hedges that are not directly impacted by the IBOR reform, the accounting policies as described in Note 3 of the Bank’s consolidated financial statements in the 2020 Annual Report continue to apply.
Under the amendments, additional disclosures are required in the financial statements to outline the effect of the reform on the financial instruments and risk management strategy. The Bank early adopted the amendments effective November 1, 2020, as permitted by the standard. The amendments apply retrospectively, but the Bank is not required to restate comparative information. There was no impact on opening shareholders’ equity.
Overview
Major interest rate benchmark review and reform has been undertaken globally, with a view to either reforming or phasing out certain interbank offered rates (IBORs), including the Canadian Dollar Offered Rate (CDOR). As alternatives to IBORs, regulators have recommended markets begin adopting alternative risk-free rates (RFRs). The Bank has significant exposures to the London Interbank Offered Rate (LIBOR), particularly USD and GBP LIBOR.
IBOR reform and the associated move from IBORs to RFRs carries systemic and market risks. These risks, such as increased volatility, lack of liquidity and uneven fallback practices, may impact market participants. In addition to these inherent risks, the Bank is exposed to operational risk arising from the renegotiation of contracts, technology readiness to issue and trade products referencing RFRs, and conduct with clients and counterparties.
The Bank has established an enterprise-wide program (the Transition Program) to support the Bank’s transition away from LIBOR and other IBORs to RFRs. The focus of the Transition Program is to address risks by identifying the exposures to various IBORs, evaluating the contract language in the event IBORs cease to be published or available, developing the capabilities to issue and trade products referencing RFRs and communicating with clients and counterparties regarding industry developments pertaining to IBOR reform. The Transition Program provides quarterly updates to the Bank’s Regulatory Oversight Committee, and annually, to the Risk Committee of the Board of Directors, regarding the status of transition plans for migrating the Bank’s IBOR-linked products and upgrading systems and processes.
On March 5, 2021, the FCA confirmed that the publication of most tenors of USD LIBOR (i.e., overnight, one-month, three-month, six-month and 12-month LIBOR) will cease immediately following a final publication on June 30, 2023. The scheduled cessation date for GBP, JPY, CHF and EUR LIBORs, remains December 31, 2021. This announcement provides certainty regarding the future of the various LIBOR currencies and tenors and serves to set the fixed spread adjustment that will be used in industry standard fallback provisions for both loans and derivative products.
While the most widely used USD LIBOR tenors will continue to be published in their current form until June 30, 2023, the Federal Reserve Board has advised that banks should no longer write USD LIBOR linked contracts after December 31, 2021, and sooner, where practicable. The Bank continues to work towards meeting the regulatory and industry wide recommended milestones on cessation of LIBOR and will be working with clients and counterparties to issue products based on alternative reference rates where viable. There are a number of dependencies that are outside the Bank’s control and may create uncertainties in transition.

Non-derivative
financial assets and financial liabilities
The following table reflects the Bank’s IBOR exposure to
non-derivative
financial assets and financial liabilities as at November 1, 2020, subject to reform that has yet to transition to alternative benchmark rates. The Bank previously reported its IBOR exposures (including USD LIBOR) to financial instruments, with most maturing after December 31, 2021. The Bank updated the USD LIBOR exposures to financial instruments due to the announcement by the FCA which extends the cessation date for USD LIBOR from December 31, 2021, to June 30, 2023. These exposures will remain outstanding until LIBOR ceases and will therefore transition in the future.

	Carrying amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1) (2)	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021
Non-derivative financial assets (3)	$27,500	$1,468	$695	$29,663
Non-derivative financial liabilities (4)(5)	1,229	949	750	2,928
(1)	Other Rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors will cease to be published after May 17, 2021.
(2)	Other Rates exclude EURIBOR exposures from non-derivative financial assets and non-derivative financial liabilities of $2,181 million and $1,164 million, respectively, which were included in Q1/21.
(3)	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
(4)	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.
(5)
Non-derivative
financial liabilities exclude additional Tier 1 capital instruments of $1.56 billion (US$1.25 billion) that are currently at a fixed rate and subsequently reset to three-month USD LIBOR on October 12, 2022.

Derivatives and undrawn commitments
Derivatives and undrawn commitments
The following table reflects the Bank’s IBOR exposure to derivatives and undrawn commitments as at November 1, 2020, subject to reform that has yet to transition to alternative benchmark rates. The Bank previously reported its IBOR exposures (including USD LIBOR) to financial instruments, with most maturing after December 31, 2021. The Bank updated the USD LIBOR exposures to financial instruments due to the announcement by the FCA which extends the cessation date for USD LIBOR from December 31, 2021, to June 30, 2023. These exposures will remain outstanding until LIBOR ceases and will therefore transition in the future.

	Notional amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1) (2)	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021
Derivatives
Single currency interest rate swaps	$410,590	$699,339	$16,697	$1,126,626
Cross currency interest rate swaps (3)	231,539	31,052	19,084	281,675
Other (4)	20,885	29,486	–	50,371
Undrawn commitments	20,354	1,094	464	21,912
(1)	Other Rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors will cease to be published after May 17, 2021.
(2)	Other Rates exclude EURIBOR exposures from derivatives and undrawn commitments of $354,513 million and $149 million, respectively, which were included in Q1/21.
(3)
For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(4)	Other derivatives include futures, forward rate agreements and options.